Parent-only Financial Information (Details) - Condensed Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Operating Activities:
Net income	$ 1,949	$ 2,054	$ 2,695	$ 2,314	$ 2,222	$ 1,627	$ 2,462	$ 2,315	$ 2,260	$ 9,285	$ 8,664
Adjustments:
Increase in other assets	(508)				592					388	617
Net cash provided by operating activities	12,496				7,877					2,638	16,166
Cash Flows From Investing Activities:
Net cash used in investing activities	49,643				17,168					(60,706)	(22,061)
Cash Flows From Financing Activities:
Cash dividends paid to shareholders	(401)				0					(399)	0
Purchase of treasury stock, net	0				(24)					(24)	(359)
Net cash provided by financing activities	(29,111)				(21,603)					61,586	2,718
Net increase in cash	33,028				3,442					3,518	(3,177)
Cash at beginning of year	14,886				11,368					11,368
Cash at end of year	47,914	14,886				11,368				14,886	11,368
Parent Company [Member]
Operating Activities:
Net income										9,285	8,664
Adjustments:
Increase in other assets										(126)	(92)
Increase in other liabilities										408	0
Equity in undistributed income of subsidiaries										(8,326)	(8,531)
Net cash provided by operating activities										1,241	41
Cash Flows From Investing Activities:
Investment in subsidiary										(501)	37
Net cash used in investing activities										(501)	37
Cash Flows From Financing Activities:
Cash dividends paid to shareholders										(399)	0
Issuance of common stock, net										96	292
Purchase of treasury stock, net										(24)	(359)
Net cash provided by financing activities										(327)	(67)
Net increase in cash										413	11
Cash at beginning of year	$ 490				$ 77				$ 66	77	66
Cash at end of year		$ 490				$ 77				$ 490	$ 77